Lease Liabilities - Additional Information (Details)	6 Months Ended
Jun. 30, 2019
Bottom of Range [Member]
Disclosure Of Lease Liabilities [Line Items]
Discounted rates on lease liabilities	3.20%
Top of Range [Member]
Disclosure Of Lease Liabilities [Line Items]
Discounted rates on lease liabilities	5.70%